INVESTMENTS	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2015:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrealized gain	Unrealized loss	Market value	Amortized cost	Unrealized gain	Unrealized loss	Market value
U.S. Treasuries	$0	$0	$0	$0	$98	$0	$(1)	$97
Securities of U.S. government agencies and corporations	15,486	121	0	15,607	8,183	157	0	8,340
Mortgage-backed securities	678,318	7,452	(1,999)	683,771	775,285	2,708	(12,926)	765,067
Obligations of state and other political subdivisions	27,646	338	(99)	27,885	73,815	2,491	(671)	75,635
Asset-backed securities	0	0	0	0	236,411	35	(3,445)	233,001
Other securities	4,809	0	(121)	4,688	109,273	687	(1,458)	108,502
Total	$726,259	$7,911	$(2,219)	$731,951	$1,203,065	$6,078	$(18,501)	$1,190,642

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2014:

	Held-to-maturity				Available-for-sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	cost	gain	loss	value	cost	gain	loss	value
U.S. Treasuries	$0	$0	$0	$0	$97	$0	$0	$97
Securities of U.S. government agencies and corporations	17,570	24	(23)	17,571	11,814	67	(1)	11,880
Mortgage-backed securities	801,465	7,813	(2,064)	807,214	611,497	4,462	(13,211)	602,748
Obligations of state and other political subdivisions	44,164	1,275	(193)	45,246	73,649	883	(947)	73,585
Asset-backed securities	0	0	0	0	74,784	155	(103)	74,836
Other securities	4,797	0	(79)	4,718	77,663	1,193	(1,534)	77,322
Total	$867,996	$9,112	$(2,359)	$874,749	$849,504	$6,760	$(15,796)	$840,468

During the year ended December 31, 2015, First Financial sold available-for-sale securities with a fair value of $68.7 million at the date of sale and recorded a $1.5 million net pre-tax gain. The net investment gain after taxes was $1.0 million for the year ended December 31, 2015.

During the year ended December 31, 2014, First Financial sold available-for-sale securities with a fair value of $166.3 million at the date of sale and recorded a $0.1 million net pre-tax gain. The net investment gain after taxes was $44 thousand for the year ended December 31, 2014.

During the year ended December 31, 2013, First Financial sold available-for-sale securities with a fair value of $91.0 million at the date of sale and recorded a $1.7 million net pre-tax gain. The net investment gain after taxes was $1.1 million for the year ended December 31, 2013.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $1.0 billion at December 31, 2015 and $1.1 billion at December 31, 2014, respectively.

The following table provides a summary of investment securities by estimated weighted average life as of December 31, 2015. Estimated lives on certain investment securities may differ from contractual maturities as issuers may have the right to call or prepay obligations with or without call or prepayment penalties:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Market value	Amortized cost	Market value
Due in one year or less	$4,061	$4,148	$21,724	$21,652
Due after one year through five years	536,660	540,266	748,300	740,460
Due after five years through ten years	185,538	187,537	393,652	389,001
Due after ten years	0	0	39,389	39,529
Total	$726,259	$731,951	$1,203,065	$1,190,642

The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous unrealized loss position:

	December 31, 2015
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
Securities of U.S. government agencies and corporations	$97	$0	$0	$0	$97	$0
Mortgage-backed securities	500,768	(5,363)	246,523	(9,563)	747,291	(14,926)
Obligations of state and other political subdivisions	972	(6)	29,287	(764)	30,259	(770)
Asset-backed securities	189,066	(3,042)	17,144	(403)	206,210	(3,445)
Other securities	35,656	(651)	24,716	(928)	60,372	(1,579)
Total	$726,559	$(9,062)	$317,670	$(11,658)	$1,044,229	$(20,720)

	December 31, 2014
	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	value	loss	value	loss	value	loss
Securities of U.S. government agencies and corporations	$493	$(1)	$97	$0	$590	$(1)
Mortgage-backed securities	119,641	(420)	428,486	(13,780)	548,127	(14,200)
Obligations of state and other political subdivisions	12,746	(126)	37,516	(1,014)	50,262	(1,140)
Asset-backed securities	32,045	(103)	0	0	32,045	(103)
Other securities	12,831	(317)	30,005	(1,296)	42,836	(1,613)
Total	$177,756	$(967)	$496,104	$(16,090)	$673,860	$(17,057)

Gains and losses on debt securities are generally due to fluctuations in current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security and payment performance as well as the Company’s intent and ability to hold the security to maturity when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt securities temporarily impaired prior to maturity or recovery of the recorded value. First Financial had no other than temporary impairment related to its investment securities portfolio as of December 31, 2015 or 2014.

For further detail on the fair value of investment securities, see Note 19 – Fair Value Disclosures.